Derivative Liabilities (Q1) (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Summary of Fair Value Measurement Inputs and Valuation Techniques
The fair values of the warrants issued to MDC were estimated using a Black-Scholes-Morton option-pricing, and the following weighted-average assumptions for the years ended June 30, 2019 and 2018:

	Year Ended June 30,
	2019	2018
Risk-free rate of return	3.15%	2.37%
Expected life of award	10 years	10 years
Expected dividend yield	0.00%	0.00%
Expected volatility of stock	94%	98%
Weighted-average grant date fair value	$8.96	$24.48

Derivative [Member]
Summary of Fair Value Measurement Inputs and Valuation Techniques
To execute the model and value the derivatives, certain assumptions were needed as noted below:

Assumptions	Year Ended June 30, 2019	Quarter Ended September 30, 2019
Warrant Issue Date:	October 24, 2017	October 24, 2017
Valuation Date:	June 30, 2019	September 30, 2019
Warrant Expiration Date:	October 31, 2022	October 31, 2022
Total Number of Warrants Issued:	133,750	133,750
Warrant Exercise Price (USD):	32.00	32.00
Next Capital Raise Date:(1)	February 29, 2020	February 29, 2020
Threshold Exercise Price Post Capital Raise	6.40	6.40
Spot Price (USD):	2.48	1.75
Expected Life (Years):	3.3	3.1
Volatility:	75.0%	80.0%
Volatility (Per-period Equivalent):	21.7%	23.1%
Risk Free Interest Rate:	1.73%	1.56%
Risk Free Rate (Per-period Equivalent):	0.14%	0.13%

Nominal Value (USD Mn):	4.3	4.3
No. of Shares on Conversion (Mn):	0.1	0.1
Contracted Conversion Ratio:	1:1	1:1

Fair Values (in thousands)
Fair Value without Anti-Dilution Protection:	$15	$9
Fair Value of Embedded Derivative:	72	44
Fair Value of the Warrants Issued:	$87	$53

Gain/(Loss) on Fair Value Adjustments to Derivative Liabilities	$1,877	$34

(1)	Next Capital Raise Date was assumed to be within a year of the debt offering and each valuation date